Material related party transactions - Other transactions with related parties (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Proceeds from repayment from related parties				¥ 14,713
Provision of guarantee for a subsidiary of the equity-accounted investee		¥ 160,000	¥ 160,000	160,000
MINI Investment Holding Limited
Disclosure of transactions between related parties [line items]
Proceeds from repayment from related parties				9,508
OasVision International Limited
Disclosure of transactions between related parties [line items]
Sales of lifestyle products	¥ 3,509	4,907	10,980	4,907
Nome Design (Guangzhou) Limited
Disclosure of transactions between related parties [line items]
Proceeds from repayment from related parties				5,205
Purchase of lifestyle products	188		188	581
Miniso Lifestyle Nigeria Limited
Disclosure of transactions between related parties [line items]
Sales of lifestyle products				5,312
Haydon (Shanghai) Technology Co., Ltd
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products			39
Provision of information technology support and consulting services	1,697		4,575
199 Global Holding (Guangzhou) Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products			190	9
Guangzhou Chuyunju Catering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Purchase of catering services	1,989	1,359	8,384	5,318
Shanghai Kerong Networks Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products	3,843	7,230	12,174	28,514
Shenzhen Zhizhi Brand Incubation Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products		2,805	4,407	18,934
Wow Color Beauty Guangdong Technology Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products	269	3	668	3
Provision of information technology support and consulting services	1,420	¥ 6,400	5,450	¥ 6,400
ACC Super Accessories Shenzhen Technology Limited
Disclosure of transactions between related parties [line items]
Provision of information technology support and consulting services			2,725
Henhaohe Tea Guangdong Limited
Disclosure of transactions between related parties [line items]
Provision of information technology support and consulting services	¥ 1,140		¥ 8,180